Document and Entity Information	Jul. 08, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 08, 2021
Entity Registrant Name	Microsoft Corporation
Entity Incorporation State Country Code	WA
Entity File Number	001-37845
Entity Tax Identification Number	91-1144442
Entity Address, Address Line One	One Microsoft Way
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000789019
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
2.125% Notes due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2021
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
3.125% Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
2.625% Notes due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ